UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Capital Management, LP

Address:  235 Pine Street, Suite 1600
          San Francisco, California 94104


13F File Number: 028-12488

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Scott A. Bedford
Title:  Executive Officer
Phone:  (415) 568-3380


Signature, Place and Date of Signing:

  /s/ Scott A. Bedford       San Francisco, California      February 9, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:           26

Form 13F Information Table Value Total:      $58,089
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.      Form 13F File Number         Name

    1.       028-12522                    Peninsula Master Fund, Ltd.


                                           FORM 13F INFORMATION TABLE
                                        Peninsula Capital Management, LP
                                                December 31, 2010



COLUMN 1                        COLUMN  2       COLUMN 3   COLUMN 4     COLUMN 5        COLUMN 6     COLUMN 7     COLUMN 8

                                TITLE                      VALUE    SHRS OR   SH/ PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS        CUSIP      (x1000)  PRN AMT   PRN CALL  DISCRETION   MANAGERS  SOLE     SHARED  NONE
--------------                  --------        -----      -------  -------   --- ----  ----------   --------  ----     ------  ----
APPROACH RESOURCES INC          COM             03834A103   2,788     120,698 SH        SOLE         NONE        120,698
ATMEL CORP                      COM             049513104     739      60,000 SH        SOLE         NONE         60,000
CLEAN ENERGY FUELS CORP         COM             184499101   1,384     100,000 SH        SOLE         NONE        100,000
CONTINENTAL RESOURCES INC       COM             212015101   2,943      50,000 SH        SOLE         NONE         50,000
ELECTRONICS FOR IMAGING INC     COM             286082102   1,073      75,000 SH        SOLE         NONE         75,000
ELOYALTY CORP                   COM NEW         290151307   6,066     947,808 SH        SOLE         NONE        947,808
EVOLUTION PETROLEUM CORP        COM             30049A107  11,084   1,700,000 SH        SOLE         NONE      1,700,000
GUESS INC                       COM             401617105   1,656      35,000 SH        SOLE         NONE         35,000
GOOGLE INC                      CL A            38259P508   1,485       2,500 SH        SOLE         NONE          2,500
INTEGRATED DEVICE TECHNOLOGY    COM             458118106     833     125,000 SH        SOLE         NONE        125,000
INTEGRATED SILICON SOLUTION     COM             45812P107     642      80,000 SH        SOLE         NONE         80,000
LIMELIGHT NETWORKS INC          COM             53261M104   2,324     400,000 SH        SOLE         NONE        400,000
LULULEMON ATHLETICA INC         COM             550021109   1,368      20,000 SH        SOLE         NONE         20,000
MIPS TECHNOLOGIES INC           COM             604567107   1,289      85,000 SH        SOLE         NONE         85,000
MARVELL TECHNOLOGY GROUP LTD    ORD             G5876H105   2,690     145,000 SH        SOLE         NONE        145,000
MICRON TECHNOLOGY INC           COM             595112103   1,805     225,000 SH        SOLE         NONE        225,000
NORTHERN OIL & GAS INC NEV      COM             665531109   2,721     100,000 SH        SOLE         NONE        100,000
NVIDIA CORP                     COM             67066G104     770      50,000 SH        SOLE         NONE         50,000
POWERWAVE TECHNOLOGIES INC      COM             739363109   1,016     400,000 SH        SOLE         NONE        400,000
RESOLUTE ENERGY CORP            COM             76116A108   3,720     252,000 SH        SOLE         NONE        252,000
SILICON MOTION TECHNOLOGY CO    SPONSORED ADR   82706C108     213      50,000 SH        SOLE         NONE         50,000
STEC INC                        COM             784774101   5,030     285,000 SH        SOLE         NONE        285,000
SXC HEALTH SOLUTIONS CORP       COM             78505P100   1,286      30,000 SH        SOLE         NONE         30,000
TRIDENT MICROSYSTEMS INC        COM             895919108   1,015     570,000 SH        SOLE         NONE        570,000
ULTRATECH INC                   COM             904034105     994      50,000 SH        SOLE         NONE         50,000
VALERO ENERGY CORP NEW          COM             91913Y100   1,156      50,000 SH        SOLE         NONE         50,000


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